Subsidiaries	12 Months Ended
Dec. 31, 2025
Subsidiaries [Abstract]
SUBSIDIARIES
NOTE 5:	SUBSIDIARIES

As of December 31, 2025, the Company has one wholly-owned subsidiary classified as continuing operations: Xtepo.

a.	Xtepo is a private company established in Israel on November 9, 2009. In August 2010, a share exchange transaction was completed between Xtepo and the Company.

b.

On August 14, 2024, as part of the Company’s strategy to expand its assets portfolio with high potential assets, the Company completed the acquisition of 100% of the shares of Social Proxy LTD (the “Transaction”), an AI web data company, developing and powering a unique ethical, IP based, proxy and data extraction platform for AI & BI Applications at scale. Social Proxy LTD had two subsidiaries – Social Proxy Inc (a United States company) and Social Proxy LDA (a Portugal company).

Effective January 1, 2025, the Company lost control of and deconsolidated Social Proxy LTD, and the results of its operations have been presented as a discontinued operation in these consolidated financial statements. The disclosures below describe the Transaction and the purchase price allocation as of the August 14, 2024 acquisition date; see Note 6 for further details regarding the discontinuance.

As was amended on November 11, 2024, the Transaction was in exchange for the issuance by the Company to the shareholders of the Social Proxy, by way of a private placement, of 186,479,027 ordinary shares of the Company, and the payment of $430 thousand to the shareholders of the Social Proxy. In addition, as part of the Transaction, the shareholders of Social Proxy were issued 2,896,142 warrants to purchase the same amount of ADS’s, which may only be exercised upon reaching certain financial-measured milestones within a period of up to 3 years from the closing of the Transaction.

During the year ended December 31, 2024, the Company incurred approximately $60 thousand in transaction costs related to the acquisition, which primarily consisted of legal and valuation-related expenses. These expenses were recorded in general and administrative expense in the accompanying Consolidated Statements of Comprehensive Income.

The results of the operations of Social Proxy have been included in the consolidated financial statements since the acquisition date of August 14, 2024. In these 2025 consolidated financial statements, the results of Social Proxy for the period from August 14, 2024, through December 31, 2024, have been reclassified to discontinued operations in the comparative period, and are presented in Note 6.

The Company accounted the acquisition as a Business combination.

Under the purchase price allocation, the Company allocated the purchase price to tangible and identified intangible assets acquired and liabilities.

The table below summarizes the fair value of assets acquired and liabilities as of the acquisition date:

August 14, 2024
U.S. dollars in thousands

Cash and cash equivalents	20
Trade receivables	138
Fixed assets, net	167
Accounts payable	(377)
Loans	(551)
Intangible assets	3,601
Goodwill	3,193
Deferred taxes liabilities, net	(349)
5,842

Cash consideration	430
Fair value of issued shares (*)	4,018
Fair value of issued warrants (see Note 13)	1,394
5,842

(*)	Fair value of issued shares was measured according to the quoted share price.

The intangible assets as of the closing date of the acquisition included:

U.S. dollars in thousands

Technology	2,508
Customer relationships	291
Brand name	802

3,601

Indications of fair value of the intangible assets acquired in connection with the acquisition were determined using either the income, market or replacement cost methodologies. The intangible assets are being amortized based on their estimated revenue producing life span.

c.	Valuation of the intangible assets involved multiple assumptions. The key assumptions are described below.

Developed technology acquired primarily consists of existing technology related to a unique ethical, IP based, proxy and data extraction platform for AI & BI Applications at scale. The technology was valued using the multi-period excess earnings method, under the income approach. Using this approach, the estimated fair values were calculated using the following assumptions discounted to their net present value:

●	Forecasted revenues;

●	Useful life of 7 years;

●	R&D expenses for the development of new technology was estimated to be 20 percent of the R&D costs, and this was added back;

●	A tax rate of 12%;

●	An after-tax discount rate of 26%;

The Customer relationships represent the fair value of future projected revenues that will be derived from the sale of products to Social Proxy’s existing customers. Customer relationships were valued using the Distributor method, under the income approach. Using this approach, the estimated fair values were calculated using the following assumptions discounted to their net present value:

●	Forecasted revenues based on a 2.5% growth rate for 2025 and onwards;

●	Annual attrition rate of 10%;

●	EBIT margin of 7.2%;

●	A tax rate of 12%;

●	An after-tax discount rate of 25%;

The Brand name reflects the estimated fair value of future cash flows associated with the Social Proxy brand. The brand was valued by applying the relief-from-royalty method under the income approach. Using this approach, the estimated fair values were calculated using the following assumptions, discounted to their net present value:

●	Forecasted revenues;

●	Royalty rate of 2%;

●	A tax rate of 12%;

●	An after-tax discount rate of 25.5%.